Cover	6 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Amendment”) to the Registration Statement on Form S-1, as amended (Commission File No. 333-284187) (the “Original Registration Statement”), of Vertical Data Inc. (the “Company”) is being filed pursuant to the undertakings in the Original Registration Statement to update and supplement the information contained in the Original Registration Statement, which was originally declared effective by the Securities and Exchange Commission on July 9, 2025. The Original Registration Statement, as amended by this Amendment, pertains solely to the registration of an aggregate of 5,334,052 shares of common stock, par value $0.0001 per share, previously issued by the Company to certain stockholders of the Company. For the convenience of the reader, this Amendment sets forth the Original Registration Statement in its entirety, as amended by this Amendment. This Amendment is being filed to incorporate certain information from the Company’s Annual Report on Form 10-K for the year ended September 30, 2025 filed with the SEC on December 29, 2025, the Company’s Quarterly Report on Form 10-Q for the quarter ended December 31, 2025 filed with the SEC on February 13, 2026, and the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2026 filed with the SEC on May 15, 2026. No additional securities are being registered under this Amendment. All applicable registration fees were paid at the time of the filing of the Original Registration Statement. Accordingly, the Company hereby amends the Original Registration Statement, as amended and supplemented through the date hereof, by filing this Amendment.
Entity Registrant Name	VERTICAL DATA INC.
Entity Central Index Key	0002033264
Entity Tax Identification Number	99-2841705
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1980 Festival Plaza Drive Suite 300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(888)
Local Phone Number	462-3453
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	101 Wood Avenue South
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Woodbridge
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08830
City Area Code	(732)
Local Phone Number	395-4400
Contact Personnel Name	Joseph M. Lucosky, Esq.